9. Income tax (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	$ 1,193,809	$ (1,664,873)	$ 1,593,710
Deferred income tax liabilities, net	(6,310,170)	(7,373,778)
Trade receivables
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	2,594	15,105	(674)
Deferred income tax liabilities, net	3,589	995
Provision for plant dismantling
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	0	(89,283)	(34,923)
Deferred income tax liabilities, net	0	0
Other financial assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(50,785)	(135,569)	454,261
Deferred income tax liabilities, net	(275,414)	(224,629)
Employee benefit liability
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	13,165	(6,335)	(15,799)
Deferred income tax liabilities, net	80,022	66,857
Provisions and other
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	28,614	22,303	14,143
Deferred income tax liabilities, net	45,729	147,316
Investments in associates
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(123,436)	(189,080)	(319,961)
Deferred income tax liabilities, net	(765,806)	(642,370)
Receivables and other non-financial liabilities
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	0	0	2,321
Deferred income tax liabilities, net	0	0
Property, plant and equipment - material & spare parts - Intangible assets
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	781,938	(809,037)	584,277
Deferred income tax liabilities, net	(4,574,935)	(5,356,873)
Deferred income
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	695,633	(1,836,310)	910,065
Deferred income tax liabilities, net	(2,106,027)	(2,801,660)
Tax loss carry-forward
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	217,251	1,363,333	0
Deferred income tax liabilities, net	1,653,837	1,436,586
Tax inflation adjustment - asset
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	449,144	0	0
Deferred income tax liabilities, net	449,144	0
Tax inflation adjustment - liability
DisclosureOfDeferredIncomeTaxLineItems [Line Items]
Deferred income tax income (expense)	(820,309)	0	$ 0
Deferred income tax liabilities, net	$ (820,309)	$ 0